Consolidated Statement of Income (Parenthetical) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2020
Statement1 [Line Items]
Impairment charges	$ 22,332
Depreciation, depletion and amortisation
Statement1 [Line Items]
Impairment charges	$ 21,780	$ 749	$ 22,529